Related parties transactions	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Related parties transactions

Note 19. Related parties transactions

(a) Directors

The following persons held office as Directors of the Company during the years reported:

●	Nicholas Langton

●	Hugh Williams

●	Vaughn Taylor

●	Jonathan Hart

(b) Remuneration of Key Management Personnels

Key management personnel remuneration:

	2024	2023	2022
	$	$	$

Short term benefits	1,031,194	657,879	671,709
Post employment benefits	62,730	33,191	43,542
Long term benefits	16,474	18,892	-
Share Based payments	1,808,863	1,065,554	897,586
Total	2,919,261	1,775,516	1,612,837

(c) Related Party Transactions

Shares Held by Key Management Personnel:

	Shares 2024	Shares 2023	Shares 2022

Opening Balance	1,149,362	1,786,093	2,955,616
Issued	296,535	-	477,000
Repurchased	-	-	(1,200,000)
Resignation of Key Management Personnel	-	(530,609)	-
Reverse Share Split	-	(106,122)	(446,523)
Closing Balance	1,445,897	1,149,362	1,786,093

Note 19. Related parties transactions - continued

Options Held by Key Management Personnel:

	Options 2024	Options 2023	Option 2022

Opening Balance	654,364	515,850	-
Issued	342,000	279,221	644,813
Expired	-	(106,078)	-
Exercised	(205,086)	-	-
Reverse share split	-	(34,629)	(128,963)
Closing Balance	791,278	654,364	515,850

Related Party Transaction by Key Management Personnel

For the fiscal year ending June 30, 2024, Mr. Langton, through Snowflower Holdings Pty Ltd as trustee for the Snowflower Family Trust Account, was issued 172,000 share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP. 50% of the share rights will vest and become exercisable on October 1, 2025 and the balance of the share rights will vest and become exercisable on October 1, 2026.

For the fiscal year ending June 30, 2024, Mr. Williams, through Champ 7 Pty Ltd as trustee for the Williams Family Trust Account, was issued 14,400 share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP. 50% of the share rights will vest and become exercisable on October 1, 2025 and the balance of the share rights will vest and become exercisable on October 1, 2026.

For the fiscal year ending June 30, 2024, Mr. Taylor, through Nalaroo Holdings Pty Ltd as trustee for the Lavoipierre Taylor Fam Trust Account, was issued 73,600 share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP. 50% of the share rights will vest and become exercisable on October 1, 2025 and the balance of the share rights will vest and become exercisable on October 1, 2026.

For the fiscal year ending June 30, 2024, Mr. Hart, as trustee for the J Hart Family Trust Account, was issued 47,600 share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP. 50% of the share rights will vest and become exercisable on October 1, 2025 and the balance of the share rights will vest and become exercisable on October 1, 2026.

Note 19. Related parties transactions - continued

For the fiscal year ending June 30, 2024, under Mr. Java’s employment agreement, Mr. Java was paid a short-term incentive of A$98,589. Mr. Java, through 3213 Ventures Pty Ltd as trustee for the Java Holdings Trust, was issued 34,400 share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP. 50% of the share rights will vest and become exercisable on October 1, 2025 and the balance of the share rights will vest and become exercisable on October 1, 2026.

Other related parties:

Tanya Langton, our Head of Global Events and Logistics and the spouse of Mr. Langton, was issued 6,000 share rights (subject to vesting conditions) which may be converted into Ordinary Shares under the EIP. 50% of the share rights will vest and become exercisable on October 1, 2025 and the balance of the 50% of the share rights will vest and become exercisable on October 1, 2026.

Other than as disclosed, the Company did not enter into any transactions or loans with any:

(i)	enterprises that directly or indirectly, through one or more intermediaries, control, are controlled by or are under common control with us;

(ii)	associates;

(iii)	individuals owning, directly or indirectly, an interest in our voting power that gives them significant influence over us, and close members of any such individual’s family;

(iv)	key management personnel and close members of such individuals’ families; or

(v)	enterprises in which a substantial shareholder interest in our voting power is owned, directly or indirectly, by any person described in (iii) or (iv) or over which such person is able to exercise significant influence.

(d) Parent Entity

The individual financial statements of the Parent Entity show the following aggregate amounts:

Results of the parent entity

	2024 $	2023 $	2022 $

Loss for the period	(14,029,605)	(20,053,426)	(10,667,136)
Other comprehensive loss for the period	-	-	-
Total comprehensive loss for the period	(14,029,605)	(20,053,426)	(10,667,136)

Financial position of the parent entity	2024 $	2023 $

Assets
Current assets	5,309,505	7,307,155
Non-current assets	1,687,347	1,120,872
Total Assets	6,996,852	8,428,027

Liabilities
Current liabilities	2,577,040	28,018,760
Non-current liabilities	186,344	10,346,332
Total Liabilities	2,763,384	38,365,092
Net Assets/Liabilities	4,233,468	(29,937,065)

Equity
Contributed equity	46,779,703	3,385,281
Reserves	8,476,103	3,912,367
Accumulated losses	(51,022,338)	(37,234,713)
Total equity	4,233,468	(29,937,065)

There were no material contingent assets and liabilities in the Parent Entity at June 30, 2024 (nil – June 30, 2023).

Note 19. Related parties transactions - continued

(e) Subsidiaries

The Company’s subsidiaries at June 30, 2024 are set out below. Unless otherwise stated, they have share capital consisting solely of Ordinary Shares that are held directly by the company, and the proportion of ownership interests held equals the voting rights held by the company. The country of incorporation or registration is also their principal place of business.

Name of entity	Place of business	Ownership interest held
		June 30, 2024	June 30, 2023

Wimp 2 Warrior LLC	United States of America	100%	100%
Wimp 2 Warrior Productions Pty Ltd *	Australia	0%	95%
Wimp 2 Warrior Digital Pty Ltd *	Australia	0%	100%
Wimp 2 Warrior (Ireland) Limited	Ireland	100%	100%
Hype.Co	United States of America	100%	0%

*	Entities deregistered in the period to June 30, 2024.